Analysis of Net Debt - Schedule of Liquidity and Capital Resources Related to Cash Generation and Changes in Our Cash and Cash Equivalents Position (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Cash Generation And Changes In Our Cash And Cash Equivalents Position [abstract]
Net cash inflow from operating activities	€ 2,189	€ 2,340	€ 2,247
Net cash outflow from investing activities	(2,685)	(735)	(7,306)
Net cash inflow/(outflow) from financing activities	343	(1,732)	4,162
Decrease in cash and cash equivalents	(153)	(127)	(897)
Cash and cash equivalents at 1 January	2,449	2,518	3,295
Effect of exchange rate changes	(161)	58	120
Cash and cash equivalents at 31 December	2,135	2,449	2,518
Bank overdrafts	(71)	(78)	(117)
Borrowings	(7,910)	(7,712)	(9,104)
Derivative financial instruments	50	44	85
Total liabilities from financing activities	(7,931)	(7,746)	(9,136)
Group net debt	(5,796)	(5,297)	(6,618)	€ (2,492)
Cash at bank and in hand reclassified as held for sale (note 23)	(20)
Bank overdrafts reclassified as held for sale (note 24)	5
Net debt excluding cash and debt reclassified as held for sale	€ (5,811)	€ (5,297)	€ (6,618)